Commitment and contingent liabilities - Other commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingent liabilities
Outstanding non-cancellable contracts with future commitment	€ 22,267	€ 25,385	€ 7,043
Committed expenditures in property, plant and equipment	€ 9,330	€ 0	€ 0